Other equity reserves (Details) - EUR (€) € in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Other equity reserves
Total share based payments reserve	€ 31.0	€ 32.0	€ 29.0
Treasury reserve	0.0	0.0	0.0
Total cash-flow hedge reserve	€ 211.0	€ (111.0)	€ 275.0